UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292
______________________________________________

UBS Investment Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Common stocks—67.17%

	Number of
Security description	shares	Value ($)

Aerospace & defense — 0.46%

Hexcel Corp.1,*	29,100	673,083

LMI Aerospace, Inc.*	11,500	238,970

Northrop Grumman Corp.	31,900	2,411,959

Triumph Group, Inc.	6,708	443,265

		3,767,277

Air freight & couriers — 1.11%

ABX Air, Inc.*	38,000	240,160

Dynamex, Inc.1,*	6,200	167,400

FedEx Corp.	76,800	8,572,416

		8,979,976

Auto components — 2.30%

BorgWarner, Inc.	73,900	6,219,424

Johnson Controls, Inc.	113,500	12,450,950

		18,670,374

Automobiles — 0.46%

Harley-Davidson, Inc.[1]	60,700	3,708,163

Banks — 5.56%

City National Corp.[1]	31,600	2,447,104

Colonial BancGroup, Inc.[1]	18,700	471,988

Cullen/Frost Bankers, Inc.[1]	3,700	196,729

Fifth Third Bancorp[1]	199,338	8,443,958

Mellon Financial Corp.[1]	250,300	10,845,499

PNC Financial Services Group	86,900	6,413,220

Wells Fargo & Co.[1]	453,600	16,370,424

		45,188,922

Beverages — 0.97%

Anheuser-Busch Cos., Inc.[1]	70,000	3,733,800

Constellation Brands, Inc., Class A1,*	169,600	4,121,280

		7,855,080

Biotechnology — 1.44%

Amgen, Inc.*	31,400	1,768,762

Genzyme Corp.1,*	128,700	8,303,724

Millennium Pharmaceuticals, Inc.1,*	149,900	1,629,413

		11,701,899

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

Building products — 1.37%

Drew Industries, Inc.*	6,900	232,461

Masco Corp.[1]	323,400	9,769,914

NCI Building Systems, Inc.1,*	10,500	539,805

Watsco, Inc.	8,700	549,927

		11,092,107

Chemicals — 0.07%

Cytec Industries, Inc.	9,300	552,885

Commercial services & supplies — 0.17%

Coinstar, Inc.*	9,700	306,423

Dollar Financial Corp.*	14,200	433,952

FTD Group, Inc.	3,011	53,385

LECG Corp.*	15,300	226,440

Valassis Communications, Inc.1,*	22,200	397,602

		1,417,802

Communications equipment — 0.22%

Black Box Corp.[1]	8,500	309,655

F5 Networks, Inc.*	6,200	503,812

Harris Corp.	11,100	554,112

OpNext, Inc.*	12,900	152,091

Powerwave Technologies, Inc.1,*	39,600	252,648

		1,772,318

Computers & peripherals — 0.61%

Dell, Inc.*	183,800	4,938,706

Construction & engineering — 0.01%

Sterling Construction Co., Inc.*	4,721	110,613

Containers & packaging — 0.02%

Caraustar Industries, Inc.*	29,400	174,342

Distributors — 0.05%

Beacon Roofing Supply, Inc.1,*	23,300	417,070

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

Diversified financials — 7.29%

Apollo Investment Corp.[1]	14,100	331,773

CBRE Realty Finance, Inc.	30,600	403,002

Citigroup, Inc.[1]	392,786	21,402,909

Federal Home Loan Mortgage Corp.	84,000	5,610,360

GFI Group, Inc.*	3,300	245,850

J.P. Morgan Chase & Co.	191,100	9,904,713

Lazard Ltd., Class A	12,300	662,724

Morgan Stanley	218,250	18,559,980

National Financial Partners Corp.[1]	13,700	641,571

optionsXpress Holdings, Inc.	12,300	313,404

PennantPark Investment Corp.[1]	36,300	543,774

Walter Industries, Inc.	19,167	616,986

		59,237,046

Diversified telecommunication services — 2.60%

AT&T, Inc.	198,700	8,214,258

Embarq Corp.	11,684	750,814

NeuStar, Inc., Class A*	16,200	470,772

Sprint Nextel Corp.[1]	512,594	11,712,773

		21,148,617

Electric utilities — 2.94%

American Electric Power Co., Inc.	99,900	4,758,237

Comverge, Inc.1,*	5,800	149,060

Exelon Corp.[1]	202,500	15,795,000

Hawaiian Electric Industries, Inc.	14,000	343,000

Northeast Utilities	16,600	504,806

Pepco Holdings, Inc.	78,100	2,332,066

		23,882,169

Electrical equipment — 0.07%

A.O. Smith Corp.	15,000	589,350

Electronic equipment & instruments — 0.14%

Daktronics, Inc.[1]	10,200	244,392

Newport Corp.*	27,800	414,776

Regal-Beloit Corp.	9,500	461,795

		1,120,963

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

Energy equipment & services — 2.23%

ENSCO International, Inc.[1]	88,300	5,348,331

GlobalSantaFe Corp.	86,000	5,873,800

Halliburton Co.[1]	167,200	6,010,840

Oil States International, Inc.*	12,900	502,197

TETRA Technologies, Inc.*	14,800	413,364

		18,148,532

Food & drug retailing — 0.79%

Nash Finch Co.[1]	5,600	263,480

Sysco Corp.[1]	185,700	6,150,384

		6,413,864

Food products — 0.01%

Maui Land & Pineapple Co., Inc.1,*	2,777	97,889

Gas uilities — 1.04%

NiSource, Inc.	119,100	2,645,211

Sempra Energy[1]	94,700	5,807,004

		8,452,215

Health care equipment & supplies — 0.73%

Cutera, Inc.*	12,200	319,640

Medtronic, Inc.[1]	96,000	5,104,320

Mentor Corp.[1]	6,500	262,860

Syneron Medical Ltd.1,*	9,000	234,000

		5,920,820

Health care providers & services — 0.84%

LifePoint Hospitals, Inc.*	14,500	588,555

Matria Healthcare, Inc.*	8,474	271,168

UnitedHealth Group, Inc.	109,500	5,997,315

		6,857,038

Hotels, restaurants & leisure — 1.06%

Carnival Corp.[1]	163,300	8,236,852

Vail Resorts, Inc.*	6,700	401,665

		8,638,517

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

Household durables — 0.71%

Ethan Allen Interiors, Inc.	11,900	432,089

Fortune Brands, Inc.	56,200	4,539,836

Syntax-Brillian Corp.1,*	51,900	314,514

Tempur-Pedic International, Inc.	20,000	507,200

		5,793,639

Industrial conglomerates — 1.54%

General Electric Co.	332,400	12,491,592

Insurance — 1.81%

AFLAC, Inc.[1]	62,900	3,324,894

Allstate Corp.	78,300	4,815,450

CastlePoint Holdings Ltd.	12,834	202,777

Hartford Financial Services Group, Inc.	54,000	5,571,180

Primus Guaranty, Ltd.*	41,700	492,060

Tower Group, Inc.	10,170	321,982

		14,728,343

Internet & catalog retail — 0.66%

Amazon.com, Inc.*	77,800	5,379,092

Internet software & services — 1.35%

Acme Packet, Inc.*	2,000	23,700

Art Technology Group, Inc.*	85,000	241,400

McAfee, Inc.1,*	93,800	3,448,088

Openwave Systems, Inc.1,*	19,300	198,790

RightNow Technologies, Inc.1,*	20,000	311,600

Sourcefire, Inc.*	600	8,250

TheStreet.com, Inc.	10,200	118,728

Tumbleweed Communications Corp.*	73,700	207,834

ValueClick, Inc.1,*	12,600	394,758

Websense, Inc.1,*	21,900	492,750

Yahoo!, Inc.*	191,500	5,496,050

		10,941,948

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

IT consulting & services — 0.10%

CACI International, Inc., Class A*	6,000	309,300

Glu Mobile, Inc.*	11,400	141,702

SRA International, Inc., Class A*	15,500	393,545

		844,547

Machinery — 2.08%

Chart Industries, Inc.*	10,300	237,003

ESCO Technologies, Inc.1,*	10,600	537,102

Illinois Tool Works, Inc.	187,000	9,858,640

Insteel Industries, Inc.[1]	17,600	321,376

PACCAR, Inc.	62,500	5,451,875

The Greenbrier Cos., Inc.[1]	16,000	504,480

		16,910,476

Media — 3.02%

BigBand Networks	6,200	107,136

News Corp., Class A	229,100	5,060,819

Omnicom Group, Inc.	56,500	5,949,450

R.H. Donnelley Corp.*	65,585	5,111,695

Source Interlink Cos., Inc.1,*	27,700	150,411

The McGraw-Hill Cos., Inc.[1]	49,400	3,473,314

Viacom Inc., Class B*	103,800	4,662,696

		24,515,521

Metals & mining — 0.20%

Alpha Natural Resources, Inc.*	31,400	605,078

Foundation Coal Holdings, Inc.	14,300	632,060

Quanex Corp.[1]	8,200	393,108

		1,630,246

Multi-line retail — 0.86%

Costco Wholesale Corp.	123,900	6,996,633

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

Oil & gas — 1.59%

Chevron Corp.[1]	40,400	3,292,196

EOG Resources, Inc.[1]	60,100	4,621,690

Equitable Resources, Inc.	9,600	499,392

Exxon Mobil Corp.	53,700	4,466,229

		12,879,507

Pharmaceuticals — 6.38%

Alkermes, Inc.*	14,400	231,264

Allergan, Inc.[1]	93,300	11,618,649

Bristol-Myers Squibb Co.	189,000	5,728,590

Cephalon, Inc.*	28,000	2,324,280

Johnson & Johnson	99,464	6,293,087

Medco Health Solutions, Inc.*	75,700	5,886,432

Merck & Co., Inc.	147,000	7,710,150

Wyeth	207,900	12,024,936

		51,817,388

Real estate — 0.43%

American Financial Realty Trust	28,800	324,864

Anworth Mortgage Asset Corp.	29,643	276,569

Capital Lease Funding, Inc.	42,400	473,608

FelCor Lodging Trust, Inc.	32,400	848,556

Gramercy Capital Corp.[1]	7,685	243,000

MFA Mortgage Investments, Inc.	90,600	681,312

RAIT Investment Trust[1]	20,948	617,128

		3,465,037

Road & rail — 1.52%

Burlington Northern Santa Fe Corp.	117,400	10,933,462

Genesee & Wyoming, Inc., Class A*	15,450	502,589

Kansas City Southern*	13,000	533,650

Pacer International, Inc.[1]	13,900	374,188

		12,343,889

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Common stocks — (continued)

	Number of
Security description	shares	Value ($)

Semiconductor equipment & products — 3.80%

Analog Devices, Inc.	188,800	6,836,448

Intel Corp.[1]	446,600	9,901,122

Linear Technology Corp.[1]	110,000	3,947,900

National Semiconductor Corp.[1]	149,200	4,016,464

ON Semiconductor Corp.1,*	39,800	427,452

SiRF Technology Holdings, Inc.*	12,100	262,570

Xilinx, Inc.[1]	191,900	5,465,312

		30,857,268

Software — 4.27%

BEA Systems, Inc.*	244,300	3,139,255

Citrix Systems, Inc.*	42,400	1,425,064

Double-Take Software, Inc.*	500	7,895

Innerworkings, Inc.1,*	17,800	236,562

Intuit, Inc.*	103,600	3,159,800

Microsoft Corp.	506,300	15,528,221

Nuance Communications, Inc.1,*	13,500	225,855

Quest Software, Inc.*	11,400	196,308

Red Hat, Inc.1,*	115,300	2,831,768

Secure Computing Corp.*	21,500	163,830

Smith Micro Software, Inc.1,*	18,300	287,859

Symantec Corp.*	349,873	6,993,961

VASCO Data Security International, Inc.1,*	19,400	441,738

		34,638,116

Specialty retail — 1.75%

AnnTaylor Stores Corp.*	7,900	308,811

Casual Male Retail Group, Inc.*	39,600	464,904

Chico’s FAS, Inc.1,*	125,800	3,426,792

Conn’s, Inc.1,*	16,800	509,880

Home Depot, Inc.	182,200	7,082,114

Interline Brands, Inc.1,*	25,400	621,792

Movado Group, Inc.	11,856	395,160

Regis Corp.[1]	9,100	362,817

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Common stocks — (concluded)

	Number of
Security description	shares	Value ($)

Specialty retail — (concluded)

Rush Enterprises, Inc., Class A*	20,100	492,651

Susser Holdings Corp.1,*	16,700	251,001

United Rentals, Inc.*	8,400	281,820

		14,197,742

Textiles & apparel — 0.46%

Coach, Inc.*	65,300	3,353,808

True Religion Apparel, Inc.1,*	18,300	343,491

		3,697,299

Water utilities — 0.06%

Mueller Water Products, Inc., Class B	28,173	446,542

Wireless telecommunication services — 0.02%

Aruba Networks, Inc.1,*	6,600	127,710

Total common stocks (cost—$436,170,845)		545,557,089

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)

US government obligations — 6.01%

430	US Treasury Bonds	05/15/17	8.750		557,455

9,025	US Treasury Bonds	08/15/23	6.250		10,151,013

6,220	US Treasury Bonds[1]	05/15/30	6.250		7,210,342

8,030	US Treasury Bonds[1]	02/15/37	4.750		7,703,155

2,340	US Treasury Notes[1]	12/31/08	4.750		2,331,407

7,445	US Treasury Notes[1]	10/15/10	4.250		7,308,898

8,500	US Treasury Notes[1]	01/31/12	4.750		8,460,152

5,025	US Treasury Notes	05/15/16	5.125		5,103,124

Total US government obligations (cost—$49,426,031)					48,825,546

Mortgage & agency debt securities — 13.49%

2,301	Adjustable Rate Mortgage Trust, Series 2006-1, Class 5A1	03/25/36	6.096		2,312,261

2,395	Banc of America Funding Corp., Series 2006-H, Class B1	09/20/46	6.112	[2]	2,404,414

2,400	Banc of America Funding Corp., Series 2007-C, Class XB1	05/20/36	5.731	[2]	2,365,388

2,795	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 2A1	05/25/47	5.650		2,765,884

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)		Value ($)

Mortgage & agency debt securities — (continued)

999	Bear Stearns Alternative-A Trust, Series 2006-4, Class 3B2	07/25/36	6.307	[2]	978,897

947	Countrywide Alternative Loan Trust, Series 2005-J2, Class 2A1	04/25/35	7.500		950,650

2,421	Countrywide Home Loans, Series 2006-HYB1, Class 1A1	03/20/36	5.365	[2]	2,398,842

2,076	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 10A3	11/25/35	6.000		2,083,164

1,753	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1	12/25/35	6.500		1,768,351

930	Federal Home Loan Bank Certificates	10/02/09	5.000		927,378

4,100	Federal Home Loan Bank Certificates	06/14/13	3.875		3,817,453

2,960	Federal Home Loan Mortgage Corporation Certificates	02/21/08	4.625		2,945,389

6,080	Federal Home Loan Morgtage Corporation Certificates	10/17/13	5.600		6,059,675

1,750	Federal Home Loan Mortgage Corporation Certificates	06/27/16	5.750		1,783,150

26	Federal Home Loan Mortgage Corporation Certificates	12/01/17	6.000		26,458

31	Federal Home Loan Mortgage Corporation Certificates	01/01/18	5.500		30,585

28	Federal Home Loan Mortgage Corporation Certificates	04/01/18	5.500		27,512

1,376	Federal Home Loan Mortgage Corporation Certificates	08/01/28	6.500		1,413,521

22	Federal Home Loan Mortgage Corporation Certificates	02/01/29	6.500		22,524

19	Federal Home Loan Mortgage Corporation Certificates	04/01/29	6.500		19,637

6	Federal Home Loan Mortgage Corporation Certificates	03/01/32	6.000		6,076

2,281	Federal Home Loan Mortgage Corporation Certificates	12/01/34	4.500		2,110,411

2,373	Federal Home Loan Morgtage Corporation Certificates ARM	03/01/37	5.396		2,369,316

2,400	Federal Home Loan Morgtage Corporation Certificates ARM	05/01/37	5.261		2,394,069

710	Federal National Mortgage Association Certificates	08/15/10	4.250		691,173

3,525	Federal National Mortgage Association Certificates	11/08/10	5.200		3,514,044

2,930	Federal National Mortgage Association Certificates	02/01/11	6.250		3,035,158

1,693	Federal National Mortgage Association Certificates	02/01/14	6.000		1,712,688

1,945	Federal National Mortgage Association Certificates	05/12/16	6.070		1,954,005

62	Federal National Mortgage Association Certificates	03/01/17	6.500		63,161

5,032	Federal National Mortgage Association Certificates	09/01/17	5.500		5,016,146

5,931	Federal National Mortgage Association Certificates	11/01/17	5.500		5,906,456

3,516	Federal National Mortgage Association Certificates	02/01/19	5.000		3,437,929

4	Federal National Mortgage Association Certificates	06/01/23	6.000		3,576

14	Federal National Mortgage Association Certificates	03/01/29	6.000		13,817

9	Federal National Mortgage Association Certificates	05/01/31	7.500		10,049

1,219	Federal National Mortgage Association Certificates	08/01/32	7.000		1,269,384

18	Federal National Mortgage Association Certificates	02/01/33	7.500		18,678

3,153	Federal National Mortgage Association Certificates	06/01/33	5.500		3,088,260

13	Federal National Mortgage Association Certificates	06/01/33	6.000		12,886

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)		Value ($)

Mortgage & agency debt securities — (concluded)

1,849	Federal National Mortgage Association Certificates	07/01/33	5.500		1,810,533

2,398	Federal National Mortgage Association Certificates	01/01/34	5.500		2,347,893

5,120	Federal National Mortgage Association Certificates	01/01/36	6.500		5,198,400

2,403	Federal National Mortgage Association Certificates ARM	08/01/36	5.024		2,370,683

49	FHLMC REMIC, Series 2148, Class ZA	04/15/29	6.000		49,107

14	FHLMC REMIC, Series 2426, Class GH	08/15/30	6.000		14,030

856	FHLMC REMIC, Series 2430, Class UC	09/15/16	6.000		860,255

2,171	FHLMC REMIC, Series T-42, Class A5	02/25/42	7.500		2,242,140

198	First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1	02/25/35	5.590	[2]	197,798

2,000	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A1	06/25/37	5.865		2,001,875

3,387	FNMA REMIC, Series 2004-W1, Class 3A	01/25/43	6.117	[2]	3,402,312

1,933	Government National Mortgage Association Certificates	10/15/24	6.500		1,982,307

8	Government National Mortgage Association Certificates	04/15/26	7.000		8,059

14	Government National Mortgage Association Certificates	10/15/28	6.500		14,024

876	Government National Mortgage Association Certificates	04/15/31	6.500		901,064

6	Government National Mortgage Association Certificates II	11/20/28	6.000		5,949

13	Government National Mortgage Association Certificates II	02/20/29	6.000		13,025

3,028	Government National Mortgage Association Certificates II	02/20/34	6.000		3,040,996

2,402	JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19	03/25/36	6.500		2,427,848

3,250	Lehman XS Trust, Series 2005-8, Class 2A3	12/25/35	6.000	[3]	3,208,913

1,212	MLCC Mortgage Investors, Inc., Series 2006-2, Class 4A	05/25/36	5.793	[2]	1,207,576

373	Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-D, Class XA1[4,5]	08/25/28	1.000		262

3,000	Residential Asset Securitization Trust, Series 2006-A2, Class A11	05/25/36	6.000		2,961,320

1,541	Washington Mutual, Series 2002-AR17, Class 1A	11/25/42	6.227	[2]	1,541,337

Total mortgage & agency debt securities (cost—$111,102,005)					109,536,121

Commercial mortgage-backed securities — 2.49%

5,150	Asset Securitization Corp., Series 1995-MD4, Class A3	08/13/29	7.384		5,165,582

414	First Union Lehman-Brothers Commercial Mortgage, Series 1997-C2, Class A3	11/18/29	6.650		413,525

3,500	Greenwich Capital Commercial Funding Corp., Series 2006-RR1, Class A1[6]	03/18/49	5.781	[2]	3,494,531

3,495	GS Mortgage Securities Corp. II, Series 2006-CC1, Class A 6	03/21/46	5.395	[2]	3,408,952

3,125	GS Mortgage Securities Corp. II, Series 2006-RR2, Class A1[6]	06/23/46	5.687	[2]	3,117,606

1,300	Host Marriott Pool Trust, Series 1999-HMTA, Class C6	08/03/15	7.730		1,357,177

800	Host Marriott Pool Trust, Series 1999-HMTA, Class D6	08/03/15	7.970		838,677

800	Host Marriott Pool Trust, Series 1999-HMTA, Class E6	08/03/15	8.070		840,131

1,473	JP Morgan Commercial Mortgage Finance Corp., Series 1998-C6, Class A3	01/15/30	6.613		1,473,685

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)		Value ($)

Commercial mortgage-backed securities — (concluded)

149	Nomura Asset Securities Corp., Series 1996-MD5, Class A4	04/13/39	7.925	[2]	149,382

Total commercial mortgage-backed securities (cost—$20,432,605)					20,259,248

Asset-backed securities — 1.50%

3,800	Capital One Multi-Asset Execution Trust, Series 2007-C2, Class C2	11/15/14	5.620	[2]	3,799,950

2,048	Conseco Finance Securitizations Corp., Series 2000-5, Class A5	02/01/32	7.700		2,045,354

8	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1[6]	06/25/33	5.660	[2]	8,399

109	GSAMP Trust, Series 2006-S2, Class B2[6]	01/25/36	7.000	[3]	1,087

300	GSAMP Trust, Series 2006-S5, Class A2	12/12/36	5.658	[3]	270,000

2,000	Home Equity Mortgage Trust, Series 2006-4, Class A2	11/25/36	5.730	[3]	1,994,020

1,400	Paragon Mortgages PLC, Series 7A, Class B1A6	05/15/43	6.110	[2]	1,401,673

645	Rutland Rated Investments, Series DRYD-1A, Class A6F 6	06/20/13	6.957		663,544

2,000	Washington Mutual Master Note Trust, Series 2006-C3A, Class C3A6	10/15/13	5.700	[2]	1,999,983

Total asset-backed securities (cost—$12,289,840)					12,184,010

Corporate bonds — 6.58%

Aerospace & defense — 0.04%

165	Esterline Technologies Corp.[6]	03/01/17	6.625		167,062

125	Sequa Corp.	08/01/09	9.000		131,875

					298,937

Agriculture — 0.02%

150	American Rock Salt Co. LLC	03/15/14	9.500		152,062

Apparel/textiles — 0.05%

75	Collins & Aikman Floorcovering, Series B	02/15/10	9.750		76,823

225	Levi Strauss & Co.	12/15/12	12.250		244,687

67	Rafaella Apparel Group	06/15/11	11.250		68,340

					389,850

Automobile OEM — 0.86%

1,100	DaimlerChrysler N.A. Holding Corp.	06/04/08	4.050		1,084,723

4,675	Ford Motor Credit Co.	01/12/09	5.800		4,604,520

250	Ford Motor Credit Co.	10/28/09	7.375		250,870

1,055	General Motors Acceptance Corp.	09/15/11	6.875		1,062,957

					7,003,070

Automotive parts — 0.04%

175	Arvinmeritor	09/15/15	8.125		173,906

125	Stanadyne Corp.	08/15/14	10.000		133,438

					307,344

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Banking-non-US — 0.09%

275	Abbey National PLC	10/26/29	7.950	338,015

350	Royal Bank of Scotland Group PLC	03/31/10[7]	9.118	382,046

				720,061

Banking-US — 0.92%

1,000	Bank of America Corp.[6]	03/15/17	5.420	975,248

600	Citigroup, Inc.	08/27/12	5.625	602,500

880	Citigroup, Inc.	09/15/14	5.000	847,579

580	HSBC Bank USA	08/15/35	5.625	546,043

1,000	J.P. Morgan Chase & Co.	02/01/11	6.750	1,042,000

775	Wachovia Bank N.A.	08/18/10	7.800	824,151

1,335	Washington Mutual, Inc.	01/15/13	5.500	1,310,104

675	Wells Fargo Bank N.A.	02/01/11	6.450	698,177

655	Wells Fargo Bank N.A.	08/26/36	5.950	654,496

				7,500,298

Broadcast — 0.06%

125	CMP Susquehanna[6]	05/15/14	9.875	127,500

75	Nexstar Finance Holdings LLC, Inc.	04/01/13	11.375 [3]	74,625

100	Nexstar Finance, Inc.	01/15/14	7.000	101,750

75	Univision Communications, Inc.	07/15/11	7.850	79,312

100	Univision Communications, Inc.[1,6]	03/15/15	9.750	103,500

				486,687

Brokerage — 0.40%

1,325	Goldman Sachs Group, Inc.	01/15/11	6.875	1,384,928

535	Lehman Brothers Holdings	02/06/12	5.250	528,432

1,325	Morgan Stanley	04/15/11	6.750	1,380,373

				3,293,733

Building materials — 0.10%

125	Ahern Rentals, Inc.	08/15/13	9.250	129,375

225	Ainsworth Lumber[1]	10/01/12	7.250	175,219

260	CRH America, Inc.	09/30/16	6.000	260,709

100	Interface, Inc.	02/01/10	10.375	110,000

100	US Concrete, Inc.	04/01/14	8.375	103,000

				778,303

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Business services — 0.02%

125	Da-Lite Screen Co., Inc.	05/15/11	9.500	132,500

50	Sensata Technologies BV	05/01/14	8.000	50,500

				183,000

Cable — 0.22%

1,360	Comcast Cable Communications, Inc.	01/30/11	6.750	1,414,117

150	Insight Communications, Inc.	02/15/11	12.250 [3]	156,938

150	Mediacom Broadband LLC	01/15/13	9.500	154,875

100	Quebecor Media	03/15/16	7.750	105,000

				1,830,930

Chemicals — 0.13%

100	Hercules, Inc.	06/30/29	6.500	84,000

450	ICI Wilmington, Inc.	12/01/08	4.375	441,918

150	Ineos Group Holdings PLC[6]	02/15/16	8.500	150,937

50	Momentive Performance[6]	12/01/14	9.750	52,250

75	Montell Finance Co. BV6	03/15/27	8.100	74,625

150	Polyone Corp.	05/15/10	10.625	157,875

75	Terra Capital, Inc.	02/01/17	7.000	75,188

				1,036,793

Commercial services & supplies — 0.04%

300	Xerox Capital Trust I	02/01/27	8.000	305,625

Consumer products — 0.09%

600	Fortune Brands, Inc.	01/15/16	5.375	563,881

150	Prestige Brands, Inc.	04/15/12	9.250	156,375

				720,256

Containers & packaging — 0.03%

125	Jefferson Smurfit Corp.	10/01/12	8.250	127,813

150	Owens-Illinois, Inc.	05/15/10	7.500	154,312

				282,125

Diversified financials — 0.02%

125	Bluewater Finance Ltd.	02/15/12	10.250	130,625

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Electric utilities — 0.40%

125	Comstock Resources, Inc.	03/01/12	6.875	122,188

280	Dominion Resources, Inc.	06/15/35	5.950	268,058

250	DTE Energy Co.	06/01/16	6.350	256,148

125	Dynegy Holdings, Inc.	05/01/16	8.375	129,844

395	Exelon Generation Co. LLC	01/15/14	5.350	382,341

210	MidAmerican Energy Holdings[6]	05/15/37	5.950	202,193

300	Mirant Americas Generation LLC	05/01/11	8.300	319,500

175	Mirant Americas Generation LLC	05/01/31	9.125	200,812

100	Mirant N.A. LLC	12/31/13	7.375	105,750

150	NRG Energy, Inc.	02/01/16	7.375	155,625

125	NRG Energy, Inc.	01/15/17	7.375	129,844

270	Pacific Gas & Electric Co.	03/01/34	6.050	267,673

670	PSEG Power	06/01/12	6.950	705,652

				3,245,628

Electronics — 0.03%

50	NXP BV/NXP Funding LLC[6]	10/15/14	7.875	51,500

50	NXP BV/NXP Funding LLC[6]	10/15/15	9.500	51,750

150	Sanmina-SCI Corp.[1]	03/01/16	8.125	145,875

				249,125

Energy — 0.14%

225	Anadarko Finance Co., Series B	05/01/11	6.750	233,417

350	Devon Financing Corp., U.L.C.	09/30/11	6.875	367,695

100	Gulfmark Offshore, Inc.	07/15/14	7.750	102,500

225	Transocean, Inc.	04/15/31	7.500	252,954

200	Whiting Petroleum Corp.	05/01/12	7.250	196,000

				1,152,566

Energy-integrated — 0.05%

185	PPL Energy Supply LLC	12/15/36	6.000	171,212

250	PPL Energy Supply LLC, Series A	11/01/11	6.400	254,876

				426,088

Environmental services — 0.04%

300	Waste Management, Inc.	08/01/10	7.375	314,851

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Finance-noncaptive consumer — 0.37%

595	Capital One Financial	06/01/15	5.500	580,368

700	HSBC Finance Corp.	05/15/11	6.750	728,839

765	Residential Capital LLC	11/21/08	6.125	763,171

980	Residential Capital LLC	06/30/10	6.375	978,146

				3,050,524

Finance-noncaptive diversified — 0.33%

1,350	General Electric Capital Corp.	06/15/12	6.000	1,379,738

425	General Electric Capital Corp.	03/15/32	6.750	471,088

850	International Lease Finance Corp.	04/01/09	3.500	821,389

				2,672,215

Food — 0.05%

200	Ameriqual Group LLC[6]	04/01/12	9.000	205,000

1	Conagra Foods, Inc.	09/15/11	6.750	1,042

175	Dole Foods Co.[1]	03/15/11	8.875	178,500

				384,542

Food processors/beverage/bottling — 0.08%

325	Coors Brewing Co.	05/15/12	6.375	333,901

300	SABMiller PLC[6]	07/01/16	6.500	310,784

				644,685

Gaming — 0.14%

100	Circus & Eldorado	03/01/12	10.125	105,000

25	Great Canadian Gaming Co.[6]	02/15/15	7.250	25,313

225	Jacobs Entertainment, Inc.	06/15/14	9.750	234,562

100	Pokagon Gaming Authority[6]	06/15/14	10.375	112,500

150	Poster Financial Group	12/01/11	8.750	157,500

150	River Rock Entertainment	11/01/11	9.750	158,625

150	San Pasqual Casino[6]	09/15/13	8.000	154,500

200	Wheeling Island Gaming, Inc.	12/15/09	10.125	203,500

				1,151,500

Healthcare — 0.08%

150	Ameripath, Inc.	04/01/13	10.500	163,500

50	HCA, Inc.[6]	11/15/14	9.125	54,250

50	HCA, Inc.[6]	11/15/16	9.250	54,812

100	Psychiatric Solutions	07/15/15	7.750	102,875

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Healthcare — (concluded)

200	Universal Hospital Services	11/01/11	10.125	213,209

20	Universal Hospital Services[6]	06/01/15	8.500	20,425

20	Universal Hospital Services[6]	06/01/15	8.759 [2]	20,300

				629,371

Industrial-other — 0.01%

100	Tube City IMS Corp.[6]	02/01/15	9.750	105,000

Machinery-agriculture & construction — 0.04%

325	John Deere Capital Corp.	03/15/12	7.000	345,378

Media — 0.08%

100	Affinion Group, Inc.	10/15/13	10.125	109,500

75	Baker & Taylor, Inc.[6]	07/01/13	11.500	79,219

150	LIN Television Corp.	05/15/13	6.500	151,500

300	Sinclair Broadcast Group	03/15/12	8.000	312,000

				652,219

Metals & mining — 0.03%

100	Century Aluminum Co.	08/15/14	7.500	104,250

125	Neenah Corp.	01/01/17	9.500	123,750

				228,000

Oil & gas — 0.17%

175	Inergy LP/Inergy Finance	03/01/16	8.250	185,062

510	Kinder Morgan Energy Partners	11/15/14	5.125	487,194

115	Kinder Morgan Energy Partners	03/15/31	7.400	122,919

650	Kinder Morgan Energy Partners	03/15/35	5.800	590,995

				1,386,170

Oil refining — 0.01%

80	Giant Industries, Inc.	05/15/12	11.000	84,600

Paper & forest products — 0.18%

150	Abitibi-Consolidated, Inc.	08/01/10	8.550	143,250

115	Boise Cascade LLC	10/15/14	7.125	115,000

100	Bowater Canada Finance	11/15/11	7.950	96,375

150	Buckeye Technologies, Inc.	10/15/10	8.000	150,375

175	Cellu Tissue Holdings, Inc.	03/15/10	9.750	175,875

150	Millar Western Forest	11/15/13	7.750	130,125

75	P.H. Glatfelter	05/01/16	7.125	76,500

565	Weyerhaeuser Co.	03/15/12	6.750	586,488

				1,473,988

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (continued)

Pharmaceuticals — 0.20%

770	Allergan, Inc.	04/01/16	5.750	773,099

265	Bristol-Myers Squibb	11/15/36	5.875	254,089

265	Teva Pharmaceutical Finance LLC	02/01/16	5.550	257,677

350	Wyeth	03/15/13	5.500	348,224

				1,633,089

Publishing — 0.14%

125	Advanstar Communications, Inc.	08/15/10	10.750	136,094

125	Cenveo Corp.	12/01/13	7.875	124,063

300	Deluxe Corp.	12/15/12	5.000	274,125

200	Quebecor World Capital Corp.[6]	03/15/16	8.750	206,500

175	R.H. Donnelley Corp.	01/15/16	8.875	188,562

200	Sheridan Acquisition Corp.	08/15/11	10.250	209,500

				1,138,844

Real estate investment trusts — 0.08%

325	Avalonbay Communities	08/01/09	7.500	338,831

280	Prologis	11/15/15	5.625	277,026

				615,857

Restaurants — 0.02%

150	Restaurant Co.	10/01/13	10.000	145,500

Retail — 0.12%

50	Brookstone Co., Inc.	10/15/12	12.000	52,750

335	CVS Caremark Corp.	06/01/17	5.750	330,492

225	GSC Holdings Corp.	10/01/12	8.000	239,625

200	Ingles Markets, Inc.	12/01/11	8.875	208,000

175	Pantry, Inc.	02/15/14	7.750	175,875

				1,006,742

Road & rail — 0.04%

275	Burlington Northern Santa Fe Corp.	05/13/29	7.082	295,912

Services — 0.02%

150	Carriage Services, Inc.	01/15/15	7.875	154,312

Specialty purpose entity — 0.03%

150	AAC Group Holding Corp.	10/01/12	10.250 [3]	136,500

125	Riddell Bell Holdings, Inc.	10/01/12	8.375	124,375

				260,875

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds — (concluded)

Technology-hardware — 0.02%

175	Freescale Semiconductor[6]	12/15/14	8.875	175,219

Technology-software — 0.06%

350	Computer Sciences Corp.	04/15/08	3.500	344,059

125	Unisys Corp.	10/15/12	8.000	125,625

				469,684

Telecommunications — 0.23%

325	Bellsouth Corp.	06/15/34	6.550	331,431

200	Citizens Communications	08/15/31	9.000	216,500

100	Dycom Industries, Inc.	10/15/15	8.125	105,250

200	Intelsat Subsidiary Holding Co. Ltd.	01/15/15	8.625	214,250

150	Qwest Communications International	02/15/11	7.250	153,000

850	Telecom Italia Capital	11/15/13	5.250	820,615

				1,841,046

Tobacco — 0.02%

150	Reynolds American, Inc.	06/01/13	7.250	157,427

Transportation services — 0.01%

100	ERAC USA Finance Co.[6]	01/15/11	8.000	107,185

Utilities-other — 0.03%

250	Duke Capital LLC	08/15/14	5.668	244,417

Wireless telecommunication services — 0.20%

41	American Cellular Corp., Series B	08/01/11	10.000	43,101

300	AT&T Corp.	11/15/31	8.000	366,844

175	AT&T Wireless Services, Inc.	03/01/31	8.750	224,184

135	Cincinnati Bell, Inc.	01/15/14	8.375	138,375

500	Sprint Capital Corp.	03/15/32	8.750	576,362

100	Wind Acquisition Finance SA6	12/01/15	10.750	117,000

125	Windstream Corp.	08/01/16	8.625	136,563

				1,602,429

Total corporate bonds (cost—$53,407,920)				53,464,687

International government obligations — 0.27%

1,920	AID-Egypt	09/15/15	4.450	1,825,229

330	Pemex Project Funding Master Trust	11/15/11	8.000	361,350

Total international government obligations (cost—$2,221,231)				2,186,579

Repurchase agreement — 3.75%

30,432	Repurchase agreement dated 05/31/07 with State Street Bank & Trust Co., collateralized by $30,949,010 US Treasury Notes, 4.625% due 03/31/08 to 9/30/08; (value—$31,040,994); proceeds: $30,435,973 (cost—$30,432,000)	06/01/07	4.700	30,432,000

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Number of
shares
(000)				Yield	Value ($)

Investments of cash collateral from securities loaned — 18.91%

Money market funds[8] — 10.76%

37		AIM Liquid Assets Portfolio		5.194	36,595

0	[9]	AIM Prime Portfolio		5.194	496

4,899		BlackRock Provident Institutional TempFund		5.131	4,899,283

888		DWS Money Market Series		5.182	887,553

81,543		UBS Private Money Market Fund LLC[10]		5.126	81,542,769

Total money market funds (cost—$87,366,696)					87,366,696

Principal
amount			Maturity	Interest
(000) ($)			dates	rates (%)

Repurchase agreements — 8.15%

30,218		Repurchase agreement dated 05/31/07 with Barclays Bank PLC, collateralized by $31,166,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 08/13/07 to 08/20/07; (value—$30,822,345); proceeds: $30,222,376	06/01/07	5.270	30,217,952

36,000		Repurchase agreement dated 05/31/07 with Deutsche Bank Securities, Inc., collateralized by $21,331,000 Federal Farm Credit Bank obligations, 5.090% to 5.100% due 06/22/07 to 02/27/15, $1,000,000 Federal Home Loan Bank obligations, 5.040% due 03/24/14 and $13,795,000 Federal National Mortgage Association obligations, 4.750% due 08/10/07; (value—$36,720,918); proceeds: $36,005,300	06/01/07	5.300	36,000,000

Total repurchase agreements (cost—$66,217,952)					66,217,952

Total investments of cash collateral from securities loaned (cost—$153,584,648)					153,584,648

Total investments (cost —$869,067,125)[11,12,13] — 120.17%					976,029,928

Liabilities in excess of other assets — (20.17)%					(163,798,188)

Net assets — 100.00%					812,231,740

*	Non-income producing security.

1	Security, or portion thereof, was on loan at May 31, 2007.

2	Floating rate securities. The interest rates shown are the current rates as of May 31, 2007.

3	Denotes a step-up bond that converts to the noted fixed rate at a designated future date.

4	The security detailed in the table below, which represents less than 0.005% of net assets, is considered illiquid and restricted as of May 31, 2007.

			Acquisition		Value at
Illiquid and			cost as a		05/31/07 as a
restricted	Acquisition	Acquisition	percentage of	Value at	percentage of
security	date	cost ($)	net assets (%)	05/31/07 ($)	net assets (%)

Merrill Lynch Credit Corporation
Mortgage Investors, Inc., Series
2003-D, class XA1, 1.000%,
08/25/28	09/12/03	296	0.00	262	0.00

5	Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal pay downs. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

6	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.57% of net assets as of May 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

7	Perpetual bond security. The maturity date reflects the next call date.

8	Rates shown reflect yield at May 31, 2007.

9	Amount represents less than 500 shares.

10	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended May 31,2007.
Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
Security	Value at	ended	ended	Value at	ended
description	08/31/06 ($)	05/31/07 ($)	05/31/07 ($)	05/31/07 ($)	05/31/07 ($)

UBS Private Money Market Fund LLC	22,164,084	663,661,354	604,282,669	81,542,769	28,209

11	Includes $217,535,495 of investments in securities on loan, at value. In addition to holding cash equivalents as collateral for portfolio securities loaned of $153,584,648, the custodian also held the following US government and agency obligations having an aggregate value of $70,501,919.

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

2,170	Federal Home Loan Mortgage Corp.	08/16/07	0.000	2,146,515

3,800	Federal Home Loan Mortgage Corp.	09/16/08	5.000	3,822,103

36,087	Federal National Mortgage Association	08/31/07	0.000	35,620,355

2,380	Federal National Mortgage Association	01/15/09	5.250	2,429,893

22,047	US Treasury Inflation Index Bonds	01/25/25	2.375	23,711,549

730	US Treasury Inflation Index Bonds	01/15/26	2.000	702,397

2,000	US Treasury Inflation Index Notes	04/15/10	0.875	2,069,107

				70,501,919

12	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at May 31, 2007 were $112,593,686 and $5,630,883, respectively, resulting in net unrealized appreciation of investments of 106,962,803.

13	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of May 31, 2007.

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GSAMP	Goldman Sachs Asset Mortgage Passthrough

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

UBS U.S. Allocation Fund
Schedule of investments — May 31, 2007 (unaudited)

Written options

Written option activity for the nine months ended May 31, 2007 was as follows:

		Amounts of
	Number of	premiums
	contracts	received ($)

Options outstanding at August 31, 2006	152	901,078

Options expired prior to exercise	(152)	(901,078)

Options outstanding at May 31, 2007	—	—

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	97.6

Panama	0.8

Cayman Islands	0.7

United Kingdom	0.3

Egypt	0.2

Bermuda	0.2

Canada	0.1

Italy	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated February 28, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 30, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2007